Equity Income Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (97.3%)	Shares/ Par +	Value $ (000’s)
Communication Services (5.0%)
AT&T, Inc.	90,863	1,394
Comcast Corp. - Class A	222,244	6,518
Fox Corp. - Class B	42,544	1,213
Meta Platforms, Inc. - Class A *	28,902	3,922
News Corp. - Class A	587,542	8,878
Paramount Global - Class B	29,300	558
Verizon Communications, Inc.	24,425	927
The Walt Disney Co. *	85,868	8,100
Warner Bros. Discovery, Inc. *	35,330	406
Total		31,916

Consumer Discretionary (4.7%)
Best Buy Co., Inc.	32,430	2,054
Kohl’s Corp.	106,983	2,691
Las Vegas Sands Corp. *	144,999	5,440
Mattel, Inc. *	240,759	4,560
The TJX Cos., Inc.	86,481	5,372
Volkswagen AG, ADR	790,386	9,627
Total		29,744

Consumer Staples (6.9%)
The Coca-Cola Co.	13,364	749
Conagra Brands, Inc.	316,309	10,321
Constellation Brands, Inc. - Class A	1,600	367
Kimberly-Clark Corp.	84,411	9,499
Mondelez International, Inc.	15,500	850
Philip Morris International, Inc.	117,116	9,722
Tyson Foods, Inc. - Class A	95,038	6,266
Walmart, Inc.	45,412	5,890
Total		43,664

Energy (7.8%)
Chevron Corp.	9,599	1,379
Enbridge, Inc.	44,291	1,643
EOG Resources, Inc.	67,123	7,500
Exxon Mobil Corp.	98,535	8,603
Hess Corp.	43,700	4,763
Targa Resources Corp.	5,189	313
TC Energy Corp.	213,093	8,586
TotalEnergies SE, ADR	355,141	16,521
The Williams Cos., Inc.	15,000	429
Total		49,737

Financials (20.8%)
American International Group, Inc.	289,684	13,754

Common Stocks (97.3%)	Shares/ Par +	Value $ (000’s)
Financials continued
Apollo Global Management, Inc.	23,864	1,110
Bank of America Corp.	96,299	2,908
The Charles Schwab Corp.	48,627	3,495
Chubb, Ltd.	66,498	12,095
Citigroup, Inc.	81,511	3,397
Equitable Holdings, Inc.	383,636	10,109
Fifth Third Bancorp	202,573	6,474
Franklin Resources, Inc.	23,486	506
The Goldman Sachs Group, Inc.	30,780	9,020
The Hartford Financial Services Group, Inc.	78,056	4,835
Huntington Bancshares, Inc.	656,771	8,656
JPMorgan Chase & Co.	37,859	3,956
Loews Corp.	122,920	6,126
Marsh & McLennan Cos., Inc.	2,456	367
MetLife, Inc.	151,948	9,235
Morgan Stanley	62,858	4,966
The PNC Financial Services Group, Inc.	13,457	2,011
Raymond James Financial, Inc.	5,073	501
Simon Property Group, Inc.	3,600	323
State Street Corp.	112,969	6,870
Wells Fargo & Co.	528,101	21,240
Total		131,954

Health Care (17.5%)
AbbVie, Inc.	85,984	11,540
AstraZeneca PLC, ADR	58,999	3,235
Becton Dickinson and Co.	44,899	10,005
Biogen, Inc. *	7,303	1,950
Cardinal Health, Inc.	60,875	4,059
Centene Corp. *	54,449	4,237
Cigna Corp.	25,781	7,153
CVS Health Corp.	98,016	9,348
Elevance Health, Inc.	31,897	14,489
GSK PLC	11,339	165
Johnson & Johnson	69,436	11,343
Medtronic PLC	88,060	7,111
Merck & Co., Inc.	61,305	5,280
Pfizer, Inc.	186,231	8,149
Sanofi	146,009	5,551
Viatris, Inc.	135,400	1,154
Zimmer Biomet Holdings, Inc.	58,353	6,101
Total		110,870

Common Stocks (97.3%)	Shares/ Par +	Value $ (000’s)
Industrials (9.9%)
3M Co.	9,500	1,050
The Boeing Co. *	35,137	4,254
Cummins, Inc.	7,167	1,459
Flowserve Corp.	20,675	502
General Electric Co.	245,796	15,217
L3Harris Technologies, Inc.	51,572	10,718
PACCAR, Inc.	25,401	2,126
Siemens AG, ADR	107,390	5,257
Southwest Airlines Co. *	67,700	2,088
Stanley Black & Decker, Inc.	39,727	2,988
Stericycle, Inc. *	91,570	3,856
United Parcel Service, Inc. - Class B	82,976	13,404
Total		62,919

Information Technology (7.1%)
Accenture PLC - Class A	2,400	617
Applied Materials, Inc.	52,971	4,340
Cisco Systems, Inc.	64,319	2,573
Fiserv, Inc. *	56,947	5,329
Microsoft Corp.	36,162	8,422
NXP Semiconductors NV	7,358	1,085
QUALCOMM, Inc.	126,370	14,277
TE Connectivity, Ltd.	16,473	1,818
Texas Instruments, Inc.	43,216	6,689
Total		45,150

Materials (4.9%)
Akzo Nobel NV, ADR	52,334	993
CF Industries Holdings, Inc.	153,316	14,757
DuPont de Nemours, Inc.	4,985	251
International Flavors & Fragrances, Inc.	45,048	4,092
International Paper Co.	283,579	8,989
RPM International, Inc.	21,425	1,785
Total		30,867

Real Estate (4.2%)
Equity Residential	155,272	10,437
Rayonier, Inc.	171,520	5,141
Vornado Realty Trust	22,600	524
Welltower, Inc.	18,150	1,167
Weyerhaeuser Co.	340,120	9,714
Total		26,983

Utilities (8.5%)
Ameren Corp.	53,918	4,343
Dominion Energy, Inc.	107,025	7,396
NextEra Energy, Inc.	24,696	1,936

Equity Income Portfolio

Common Stocks (97.3%)	Shares/ Par +	Value $ (000’s)
Utilities continued
NiSource, Inc.	190,946	4,810
PG&E Corp. *	59,424	743
Sempra Energy	92,995	13,944
The Southern Co.	299,940	20,396
Xcel Energy, Inc.	10,121	648
Total		54,216

Total Common Stocks (Cost: $554,542)		618,020

Preferred Stocks (0.3%)
Utilities (0.3%)
NiSource, Inc., 7.750%	21,078	2,120
Total		2,120

Total Preferred Stocks (Cost: $2,108)		2,120

Convertible Preferred Stocks (1.0%)
Health Care (0.4%)
Becton Dickinson and Co., 6.000% 6/1/23	53,493	2,522
Total		2,522

Utilities (0.6%)
NextEra Energy, Inc., 6.926% 8/28/25	28,779	1,324
NextEra Energy, Inc., 5.279% 3/1/23	49,295	2,454
Total		3,778

Total Convertible Preferred Stocks (Cost: $6,482)		6,300

Short-Term Investments (1.2%)
Money Market Funds (1.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940% #	7,631,031	7,631
Total		7,631

Total Short-Term Investments (Cost: $7,631)		7,631

Total Investments (99.8%) (Cost: $570,763)@		634,071

Other Assets, Less Liabilities (0.2%)		968

Net Assets (100.0%)		635,039

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing

Equity Income Portfolio

#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $570,763 and the net unrealized appreciation of investments based on that cost was $63,308 which is comprised of $109,028 aggregate gross unrealized appreciation and $45,720 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Preferred Stocks	$2,120	$—	$—
Common Stocks
Health Care	110,705	165	—
All Others	507,150	—	—
Convertible Preferred Stocks	6,300	—	—
Short-Term Investments	7,631	—	—

Total Assets:	$633,906	$165	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand